UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  December 31, 2010

Check here if Amendment [X]; Amendment Number: 1
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Clinton Group, Inc.
Address:  9 West 57th Street
          New York, NY 10019

Form  13F  File  Number:  28-06121

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:      Francis Ruchalski
Title:     CFO
Phone:     212-825-0400

Signature,  Place,  and  Date  of  Signing:

/s/ Francis Ruchalski          New York, NY           2/9/2011
---------------------          ------------          ---------
    [Signature]                [City, State]          [Date]

Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



NAME OF ISSUER             TITLE OF CLASS    CUSIP     VALUE       SHARES        SH/ PUT/    INVSTMT   OTHER      VOTING AUTHORITY
                                                                   PRN  AMT      PRN CALL    DSCRETN   MANAGERS  SOLE  SHARED   NONE
-------------------------  -------------------------  -----------  ------------  ----------  --------- --------  ----   -----   ----
PORTER BANCORP INC         COM             736233107        4,707     456,524    SH          DEFINED    01,02    456,524
HERALD NATL BK NEW YORK    COM             42703Q104        2,425   1,206,328    SH          DEFINED    01,02  1,206,328

                                          2                 7,131


                             FORM 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:           2
Form  13F  Information  Table  Entry  Total:     2
Form 13F Information Table Value Total:          $7,131
                                                 (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number        Name

01     28-10034                    CGI Holdings, Inc.
02     28-10033                    Clinton Group Equity, Co.